Property and equipment	12 Months Ended
Jun. 30, 2026
Property And Equipment
Property and equipment

10.	Property and equipment

	Machinery	Furniture & Fittings	Medical equipment	Renovation	Air conditioner	Computer & office equipment	Software	Total
	S$	S$	S$	S$	S$	S$	S$	S$
Cost
At July 1, 2024	47,226	100,852	86,724	405,349	43,727	358,168	-	1,042,046
Acquisition	-	367,243	1,500,493	1,285,136	-	378,669	86,978	3,618,519
Additions	-	-	13,101	21,545	-	20,114	-	54,760
Written off	-	(313,691)	(709,330)	(315,832)	-	(253,806)	(9,000)	(1,601,659)
Fair value reserve	-	-	111,150	-	-	-	-	111,150
At June 30, 2025	47,226	154,404	1,002,138	1,396,198	43,727	503,145	77,978	3,224,816
Additions	-	-	124,100	96,925	-	18,068	9,140	248,233
At June 30, 2026	47,226	154,404	1,126,238	1,493,123	43,727	521,213	87,118	3,473,049

Accumulated depreciation
At July 1, 2024	47,226	100,664	81,533	382,200	43,727	352,183	-	1,007,533
Acquisition	-	277,888	1,244,797	1,192,766	-	317,744	83,144	3,116,339
Depreciation	-	7,020	50,042	24,528	-	25,347	722	107,659
Written off	-	(248,500)	(687,468)	(231,410)	-	(220,994)	(7,000)	(1,395,372)
At June 30, 2025	47,226	137,072	688,904	1,368,084	43,727	474,280	76,866	2,836,159
Depreciation	-	12,654	265,929	42,714	-	24,040	5,334	350,671
At June 30, 2026	47,226	149,726	954,833	1,410,798	43,727	498,320	82,200	3,176,209

Net book values
At June 30, 2025	-	17,332	313,234	28,114	-	28,865	1,112	388,657
At June 30, 2026	-	4,678	171,405	82,325	-	22,893	4,918	286,219

US$
At June 30, 2026	-	3,615	132,452	63,615	-	17,690	3,800	221,172

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2026 and 2025